STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Application Software - 12.3%
Adobe	103,083	[a]	27,470,589
salesforce.com	185,839	[a]	29,431,322
Splunk	71,485	[a]	8,907,031
SS&C Technologies Holdings	114,439		7,288,620
			73,097,562
Communications Equipment - 4.1%
Cisco Systems	452,170		24,412,658
Data Processing & Outsourced S - 14.5%
Automatic Data Processing	120,381		19,229,661
PayPal Holdings	235,639	[a]	24,468,754
Square, Cl. A	274,657	[a,b]	20,577,302
Visa, Cl. A	139,025	[b]	21,714,315
			85,990,032
Electronic Components - 3.3%
Amphenol, Cl. A	88,465		8,354,635
Corning	344,675		11,408,742
			19,763,377
Health Care Equipment - 2.1%
Intuitive Surgical	21,753	[a]	12,411,827
Interactive Home Entertainment - 1.8%
Activision Blizzard	235,762		10,734,244
Interactive Media & Services - 8.8%
Alphabet, Cl. C	28,589	[a]	33,543,759
Tencent Holdings	409,100		18,811,063
			52,354,822
Internet & Direct Marketing Re - 9.2%
Alibaba Group Holding, ADR	135,015	[a,b]	24,633,487
Amazon.com	16,637	[a]	29,626,338
			54,259,825
IT Consulting & Other Services - 3.9%
International Business Machines	163,086		23,011,435
Life Sciences Tools & Services - 1.8%
Illumina	34,411	[a]	10,691,154
Movies & Entertainment - 5.2%
Netflix	70,672	[a]	25,198,808
Spotify Technology	41,394	[a,b]	5,745,487
			30,944,295
Research & Consulting Services - 2.3%
CoStar Group	28,512	[a]	13,298,567

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors - 16.1%
Broadcom		51,521		15,492,880
Microchip Technology		128,226		10,637,629
Qualcomm		347,835		19,837,030
Taiwan Semiconductor Manufacturing, ADR		560,611	[a]	22,962,626
Texas Instruments		137,535		14,588,337
Xilinx		95,654		12,127,971
				95,646,473
Systems Software - 14.0%
Microsoft		304,801		35,948,230
Oracle		346,851		18,629,367
Palo Alto Networks		58,038	[a]	14,096,269
ServiceNow		56,610	[a]	13,953,799
				82,627,665
Total Common Stocks (cost $411,095,359)				589,243,936
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,504,183)	2.46	3,504,183	[c]	3,504,183
Total Investments (cost $414,599,542)		100.0%		592,748,119
Liabilities, Less Cash and Receivables		.0%		(264,220)
Net Assets		100.0%		592,483,899

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $58,442,075 and the value of the collateral held by the fund was $58,895,646, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	570,432,873	18,811,063††	-	589,243,936
Investment Company	3,504,183	-	-	3,504,183

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $178,148,577, consisting of $189,281,160 gross unrealized appreciation and $11,132,583 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.